Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities
The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015. The amounts presented below for Other investments, Cash equivalents, Other assets and Assets and Liabilities held in separate accounts differ from the amounts presented in the consolidated balance sheets because only certain investments, or certain assets and liabilities within these line items are measured at estimated fair value. Other investments are comprised of investments in a modified coinsurance arrangement. The fair value amount and the majority of the associated levels presented for Other investments and Assets and Liabilities held in separate accounts are received directly from third parties.

	December 31, 2016
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$1,987	$—		$1,987		$—
State, municipalities and political subdivisions	10,827	—		10,827		—
Foreign governments	11,301	—		11,301		—
Asset-backed	169	—		169		—
Commercial mortgage-backed	3,245	—		—		3,245
Residential mortgage-backed	36,862	—		36,862		—
U.S. corporate	793,399	—		789,765		3,634
Foreign corporate	170,873	—		160,921		9,952
Equity securities:
Common stocks	447	447		—		—
Non-redeemable preferred stocks	93,170	—		92,076		1,094
Short-term investments	2,714	2,714	(b)	—		—
Other investments	27,598	—		27,598	(c)	—
Cash equivalents	6,514	6,514	(b)	—		—
Other assets	322	—		—		322	(d)
Assets held in separate accounts	1,499,698	1,438,615	(a)	61,083	(c)	—
Total financial assets	$2,659,126	$1,448,290		$1,192,589		$18,247
Financial Liabilities
Liabilities related to separate accounts	$1,499,698	$1,438,615	(a)	$61,083	(c)	$—

	December 31, 2015
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$2,053	$—		$2,053		$—
State, municipalities and political subdivisions	38,740	—		38,740		—
Foreign governments	17,211	—		17,211		—
Asset-backed	612	—		612		—
Commercial mortgage-backed	1,079	—		977		102
Residential mortgage-backed	70,950	—		70,950		—
U.S.corporate	1,830,029	—		1,819,302		10,727
Foreign corporate	486,247	—		470,350		15,897
Equity securities:
Common stocks	453	453		—		—
Non-redeemable preferred stocks	157,629	—		156,504		1,125
Short-term investments	90,497	90,497	(b)	—		—
Cash equivalents	54,887	54,887	(b)	—		—
Other assets	398	—		—		398	(d)
Assets held in separate accounts	1,595,505	1,535,267	(a)	60,238	(c)	—
Total financial assets	$4,346,290	$1,681,104		$2,636,937		$28,249
Financial Liabilities
Liabilities related to separate accounts	$1,595,505	$1,535,267	(a)	$60,238	(c)	$—
(a)  Mainly includes mutual funds.
(b)  Mainly includes money market funds.
(c)  Mainly includes fixed maturity securities.
(d)  Mainly includes the Consumer Price Index Cap Derivatives.

Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value
The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2016 and 2015:

	Year Ended December 31, 2016
	Balance, beginning of period	Total gains (losses) (realized/ unrealized) included in earnings (1)	Net unrealized losses included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
States, municipalities and political subdivisions	$—	$—	$—	$1,350	$(1,350)	$—	$—	—
Commercial mortgage-backed	102	26	(183)	3,400	(100)	—	—	3,245
U.S. corporate	10,727	525	(600)	780	(6,327)	150	(1,621)	3,634
Foreign corporate	15,897	1,037	(828)	—	(6,154)	—	—	9,952
Equity securities:
Non-redeemable preferred stocks	1,125	—	(31)	—	—	—	—	1,094
Other assets	398	(76)	—	—	—	—	—	322
Total level 3 assets	$28,249	$1,512	$(1,642)	$5,530	$(13,931)	$150	$(1,621)	$18,247

	Year Ended December 31, 2015
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings (1)	Net unrealized (losses) gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Commercial mortgage-backed	$202	$—	$(6)	$—	$(94)	$—	$—	$102
U.S. corporate	22,025	(17)	(243)	—	(891)	—	(10,147)	10,727
Foreign corporate	—	(2)	(786)	—	(427)	17,112	—	15,897
Equity securities:
Non-redeemable preferred stocks	1,000	—	125	—	—	—	—	1,125
Other assets	692	(294)	—	—	—	—	—	398
Total level 3 assets	$23,919	$(313)	$(910)	$—	$(1,412)	$17,112	$(10,147)	$28,249
(1)  Included as part of net realized gains on investments in the consolidated statement of operations.
(2)  Included as part of change in unrealized gains on securities in the consolidated statement of comprehensive income.
(3) Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets:

	December 31, 2016
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$98,451	$103,037	$—	$—	$103,037
Policy loans	7,376	7,376	7,376	—	—
Other investments	155	155	—	—	155
Total financial assets	$105,982	$110,568	$7,376	$—	$103,192
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$218,113	$245,953	$—	$—	$245,953

	December 31, 2015
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$420,569	$443,678	$—	$—	$443,678
Policy loans	10,031	10,031	10,031	—	—
Other investments	365	365	—	—	365
Total financial assets	$430,965	$454,074	$10,031	$—	$444,043
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$220,053	$240,124	$—	$—	$240,124
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.